SHARE CAPITAL	12 Months Ended
Dec. 31, 2023
Stockholders' Equity Note [Abstract]
SHARE CAPITAL
NOTE 14:	SHARE CAPITAL

a.	The Company’s ordinary shares are quoted under the symbol “SPCB” on the NASDAQ Capital Market in the United States.

b.	Shareholders’ rights:

The ordinary shares confer upon the holders the right to receive notice to participate and vote in the general meetings of the Company, and the right to receive dividends, if declared.

c.
On March 30, 2023, the Company raised approximately $2.4 million in gross proceeds in a registered direct offering with a single accredited institutional investor through the sale of an aggregate of 485,000 of its ordinary shares, and 1,032,615 pre-funded warrants to purchase ordinary shares with an exercise price of $0.00001 per share, and concurrent private placement to such Purchaser of the Company’s private warrants to purchase an aggregate of 1,517,615 of its ordinary shares at an exercise price of $1.66 per share.

On June 06, 2023, 440,615 prefunded warrants were converted into 440,615 ordinary shares.

On July 28, 2023, 435,000 prefunded warrants were converted into 435,000 ordinary shares.

On August 3, 2023 the exercise price of the Company’s private warrants was reduced to $0.85.

On August 1, 2023, 157,000 prefunded warrants were converted into 157,000 ordinary shares.

The Company’s private warrants issue on March 30,2023, were classified as a financial liability because of the repurchase provisions of such warrants that permitted the holders of such warrants, in the event of a fundamental transaction, to receive a cash consideration that is not the same as the consideration payable to the common stockholders (see also Note 10).

The Company used the Black-Scholes valuation model to estimate fair value of these warrants. In using this model, the Company made certain assumptions about risk-free interest rates, dividend yields, expected stock price volatility, expected term of the warrants and other assumptions. Expected volatility was calculated based upon historical volatility of the Company. Risk-free interest rates are derived from the yield on U.S. Treasury debt securities. Dividend yields are based on historical dividend payments, which have been zero to date. The expected term of the warrants is based on the time to expiration of the warrants from the measurement date.

Issuance expenses totaled $188, of which $126 were allocated to the derivative warrant liabilities and were immediately expensed, and $62 were allocated to the ordinary shares and to the prefunded warrants that were classified as equity and accordingly were reduced from additional paid-in capital.

The following table summarizes the observable inputs used in the valuation of the derivative warrant liabilities issued on March 30,2023 on issuance date and on exercise date:

	March 30,	November 15,
	2023	2023
Risk-free interest rate	3.60%	4.57%
Dividend yield	0%	0%
Volatility factor	100%	116%
Expected life of the options	5.00	4.38

d.
On August 3, 2023, the Company raised approximately $2.75 million in gross proceeds in a registered direct offering with a single accredited institutional investor through the sale of an aggregate of 661,000 of its ordinary shares, and 2,574,295 pre-funded warrants to purchase ordinary shares with an exercise price of $0.00001 per share, and concurrent private placement to such Purchaser of the Company’s private warrants to purchase an aggregate of 3,235,295 of its ordinary shares at an exercise price of $0.85 per share.

On September 15, 2023, 765,295 prefunded warrants were converted into 765,295 ordinary shares.

On October 10, 2023, 1,809,000 prefunded warrants were converted into 1,809,000 ordinary shares.

The Company’s private warrants issue on August 3, 2023, were classified as a financial liability because of the repurchase provisions of such warrants that permitted the holders of such warrants, in the event of a fundamental transaction, to receive a cash consideration that is not the same as the consideration payable to the common stockholders (see also Note 10).

Issuance expenses totaled $235, of which $185 were allocated to the derivative warrant liabilities and were immediately expensed, and $50 were allocated to the ordinary shares and to the prefunded warrants that were classified as equity and accordingly were reduced from additional paid-in capital.

The Company used the Black-Scholes valuation model to estimate fair value of these warrants.

The following table summarizes the observable inputs used in the valuation of the derivative warrant liabilities issued on August 3, 2023 on issuance date and on exercise date:

	August 3,	November 15,
	2023	2023
Risk-free interest rate	4.30%	4.54%
Dividend yield	0%	0%
Volatility factor	98%	113%
Expected life of the options	5.00	4.72

e.
On November 15, 2023, the exercise price of all private warrants issued on March 30,2023 and August 3, 2023, a total of 4,752,910 private warrants, was reduced to $0.42. Subsequently all 4,752,910 private warrants were exercised into 1,081,000 ordinary shares and 3,671,910 pre-funded warrants to purchase ordinary shares with an exercise price of $0.00001 per share.

Upon conversion of all 4,752,910 private warrants at $0.42 by the holders, the holders were entitled to receive private warrants to purchase an aggregate of 9,505,820 of its ordinary shares (200% warrants) for 5.5 years at an exercise price of $0.5.

The total consideration of approximately $2.0 million in gross proceeds was classified to equity, accordingly $177 of issuance expenses were allocated to equity and reduced from additional paid-in capital.

On November 20, 2023, 2,731,910 prefunded warrants, out of the 3,671,910 issued, were converted into 2,731,910 ordinary shares.

The remaining 940,000 prefunded warrants remained outstanding as of December 31, 2023.

f.	During 2023 the Company converted $500 of the remaining principal and accrued interest of short-term loans issued in 2022 into 518,644 of the Company’s ordinary shares.

g.	Stock options:

1.
In 2003, the Company adopted a stock option plan under which the Company issues stock options (the “Option Plan”). The Option Plan is intended to provide incentives to the Company’s employees, officers, directors and/or consultants by providing them with the opportunity to purchase ordinary shares of the Company. Options granted under the Option Plan will become exercisable ratably over a period of three to five years or immediately in certain circumstances, commencing with the date of grant. The options generally expire no later than 10 years from the date of grant. Any options which are forfeited or canceled before expiration become available for future grants.

1 million Ordinary Shares are authorized for issuance under the 2003 Option Plan, of which 171,250 shares were available for future grant as of December 31, 2023.

In 2007 a new option plan was approved under which the Company may grant stock options to the U.S. employees of the Company and its subsidiaries (the “2007 Option Plan”). Under the 2007 Option Plan, the Company may grant both qualified (for preferential tax treatment) and non-qualified stock options. In June 2013, the Option Plan was extended for another period of ten years, until December 31, 2023.

In April 2023, the Option Plan was extended for another period of ten years, until December 31, 2033.

During the years 2019, 2020 and 2021, the Company did not grant any option to purchase shares.

During the year 2022, the Company granted 800,937 option to purchase ordinary shares to certain officers and employees of the Company.

During the year 2023, the Company granted 22,000 option to purchase ordinary shares to certain employees of the Company.

2.
A summary of the Company’s stock option activity and related information is as follows:

The estimated fair value of stock option awards was determined on the date of grant using the Black-Scholes option valuation model with the following weighted-average assumptions during the periods indicated:

	Year ended December 31,
	2023	2022
Weighted Average Risk-free interest rate	3.84%	2.84%
Dividend yield	0%	0%
Weighted Average Volatility factor	91%	74%
Weighted Average Expected life of the options	4.53	6.64

The expected volatility was based on the historical volatility of the Company’s stock. The expected term was based on the historical experience and based on Management estimate.

The following table contains additional information concerning options granted under the existing stock--option plan:

	Year ended December 31
	2023		2022
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
Outstanding at Beginning of year	811,050	$3.58	21,388	$12.3
Granted	22,000	$1.23	800,937	$3.25
Exercised	(250)	$1.00	(1,650)	$1.00
Canceled and forfeited	(10,625)	$4.17	(9,625)	$3.79
Outstanding at end of year	822,175	$3.51	811,050	$3.58
Exercisable at end of year	416,975	$3.80	213,597	$4.15

A summary of the Company’s non-vested options granted to employees is presented below:

	Year ended December 31
	2023		2022
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
Outstanding at Beginning of year	597,453	$3.51	5,438	$10.7
Granted	22,000	$1.23	800,937	$3.25
Vested	(204,978)	$3.46	(199,297)	$3.94
Canceled and forfeited	(9,275)	$3.68	(9,625)	$3.79
Non-vested as of December 31, 2023	405,200	$3.20	597,453	$3.51

As of December 31, 2023, there was $539 of unrecognized compensation cost related to non-vested stock-based compensation arrangements granted under the stock option plans, to be recognized over a weighted average period of approximately 2.66 years.

The following table summarizes the allocation of the stock-based compensation:

	Year ended December 31,
	2023	2022
Cost of revenues	$13	$17
Research and development expenses	95	67
Selling and marketing expenses	7	7
General and administrative expenses	128	47

	$243	$138

The options outstanding and exercisable as of December 31, 2023, have been separated into ranges of exercise prices as follows:

Options outstanding				Options Exercisable
Number outstanding	Weighted average remaining contractual life (years)	Exercise price	Aggregate intrinsic value	Number outstanding	Weighted average remaining contractual life (years)	Aggregate intrinsic value
8,188	5.26	$1.00	$-	8,188	5.26	$-
16,350	7.32	$1.23	$-	2,700	6.55	$-
763,000	5.68	$3.25	$-	373,500	5.66	$-
25,387	5.22	$7.50	$-	23,337	5.16	$-
9,250	5.07	$20.00	$-	9,250	5.07	$-
822,175			$-	416,975		$-

The total intrinsic value of options exercised for the years ended December 31, 2023 and 2022 was $1 and $7, respectively.

h.
Warrants:

Each of the Company's warrants entitles the holder to exercise such warrant for one ordinary share and does not confer upon such holder any rights as an ordinary shareholder until such holder exercises such holder’s warrants and acquires the Ordinary Shares.

All Company warrants outstanding as of December 31, 2023 are classified as a component of shareholders’ equity because such warrants are free standing financial instruments that are legally detachable, separately exercisable, do not embody an obligation for the Company to repurchase its own shares, and permit the holders to receive a fixed number of Ordinary Shares upon exercise, requires physical settlement and do not provide any guarantee of value or return.

The following table contains additional information concerning warrants activity for the years 2023 and 2022:

	Year ended December 31
	2023		2022
	Number of warrants	Weighted average exercise price	Number of warrants	Weighted average exercise price
Outstanding at Beginning of year	901,869	$10.06	247,000	$17.07
Issued	9,505,820	$0.5	1,219,738	$4.96
Exercised	654,869	$3.20	564,869	$3.08
Expired	-	$-	-	$-
Outstanding at end of year	9,752,830	$0.91	901,869	$10.06

Set forth below is data regarding the range of exercise prices and expiration date for warrants outstanding at December 31, 2023:
Exercise Price	Number of warrants Outstanding	Exercisable until
$18.70	2,500	2025
$7.50	7,500	2026
$17.07	237,000	2027
$0.50	9,505,820	2029
	9,752,820

i.
Dividends:

No dividends were declared in the reported periods. In the event that cash dividends are declared in the future, such dividends will be paid in NIS. The Company does not intend to distribute cash dividends in the foreseeable future.